SHARE-BASED PAYMENTS - Narrative (Details)		12 Months Ended
	Mar. 25, 2021 GBP (£)	Dec. 31, 2022 GBP (£) £ / shares	Dec. 31, 2021 GBP (£) £ / shares
Fixed share awards
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)		7,261,080	8,320,948
Vesting period		5 years
Percent of shares to be released each year (percent)		20.00%
Lloyds Banking Group Long Term Share Plan
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average fair value at measurement date, share options granted (in GBP per share)		£ 0.36	£ 0.36
Granted (in shares)		108,513,202	83,456,304
SAYE
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Maximum monthly scheme savings		£ 500
Time period to use savings		6 months
Discounted market price of shares (in percent)		90.00%
Weighted average exercised price, vested (in GBP per option) | £ / shares		£ 0.49	£ 0.47
Weighted average remaining contractual life of outstanding share options		1 year 10 months 17 days	2 years 5 months 15 days
Weighted average fair value at measurement date, share options granted (in GBP per share)		£ 0.07	£ 0.09
SAYE | Bottom of range
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Contract term under share based payment arrangement		3 years
Executive Share Plans
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average exercised price, vested (in GBP per option) | £ / shares		£ 0.46	£ 0.43
Weighted average remaining contractual life of outstanding share options		6 years	6 years 3 months 18 days
Weighted average fair value at measurement date, share options granted (in GBP per share)		£ 0.44	£ 0.42
Lloyds Banking Group long-term incentive plan
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Performance period for vesting		3 years
Maximum number of shares to be awarded, percentage of annual salary		300.00%
Maximum number of shares to be awarded, exceptional circumstances, percentage of annual salary		400.00%
Lloyds Banking Group long-term incentive plan | Performance 2019
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Awards vesting rate (in percent)		41.80%
Lloyds Banking Group long-term incentive plan | Performance 2020
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Awards vesting rate (in percent)		43.70%
Group Chief Executive Buyout
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average fair value at measurement date, share options granted (in GBP per share)			0.40
Free share awards
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Maximum employer contribution to free shares scheme		£ 3,600
Employer contribution to free shares scheme	£ 0		£ 1,017
Number of other equity instruments granted in share-based payment arrangement (in shares)			67,658,976
Weighted average fair value at date of award of shares awarded to employees under matching shares scheme (in GBP per share) | £ / shares			£ 0.42
Free share awards | Bottom of range
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Contract term under share based payment arrangement		3 years
Matching shares
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)		43,378,504	46,621,026
Weighted average fair value at date of award of shares awarded to employees under matching shares scheme (in GBP per share) | £ / shares		£ 0.45	£ 0.44
Maximum employer contribution to matching shares scheme		£ 45
Fixed share awards
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average fair value at date of award of shares awarded to employees under matching shares scheme (in GBP per share) | £ / shares		£ 0.47	£ 0.45